Phoenix Strategic Equity Series Fund
                 Supplement dated January 30, 1998 to Prospectus
            dated November 3, 1997 as supplemented November 11, 1997

Cover Page
The following paragraph is hereby inserted before the last paragraph on the cover page of the Prospectus.

     The Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.


Management of the Fund
The changes made to the heading "The Portfolio Managers" in the supplement to the Prospectus dated November 11, 1997 are hereby deleted. The following paragraph under the heading "Equity Opportunities Series" on page 16 of the Prospectus should be replaced with the following.

      The investment and trading decisions for the Equity Opportunities Series are made by a team of managers and analysts headed by three team leaders. The team leaders are primarily responsible for the day-to-day management of the Series' investments. The team leaders are Gail P. Seneca, Richard
      D. Little and Ronald K. Jacks. Ms. Seneca is Vice President of National and the Fund and has been President and a Trustee of Seneca Funds since February 1996. Since July 1, 1996, she has been President, Chief Executive and Investment Officer of Seneca Capital Management LLC ("Seneca"). Ms. Seneca has been a team leader and portfolio manager of each of the Seneca Funds since inception in 1996. From November 1989, Ms. Seneca has also been Chief Executive and Investment Officer and a managing partner of GMG/Seneca Capital Management, L.P. ("GMG/Seneca"). Mr. Little is a Vice President of National and the Fund. He has been a team leader and portfolio manager of Seneca Growth Fund and Seneca Mid-Cap "EDGE"(sm) Fund since inception in 1996. Mr. Little currently is a general partner and director of Equities and has been an employee of GMG/Seneca since 1989. Mr. Jacks is a Vice President of National and the Fund. He has also been Secretary of the Seneca Funds since February 1996. Mr. Jacks was a Trustee of Seneca Funds from February 1996 through June 1997. Since July 1990, Mr. Jacks has been a Portfolio Manager of GMG/Seneca and since July 1996, he has been a portfolio manager of Seneca.

The following sentence should be inserted into the paragraph under the heading "Theme Series and Small Cap Series" also located on page 16 of the Prospectus.

      Mr. Newman also serves as Portfolio Manager of the Mid Cap Portfolio of Phoenix Multi-Portfolio Fund.

                      Phoenix Strategic Equity Series Fund
                      Supplement dated January 30, 1998 to
           Statement of Additional Information dated November 3, 1997


Trustees and Officers
The following paragraphs should be inserted to the list of Fund officers located on page 22 of the Statement of Additional Information and Michael K. Arends is hereby deleted.

Gail P. Seneca (42)             Vice President        Vice President (1998-present), Phoenix Strategic
909 Montgomery St.                                    Equity Series Fund and National Securities &
San Francisco, CA 94133                               Research Corporation.  President and Trustee
                                                      (1996-present), Seneca Funds.  Managing Member
                                                      (1996-present), GMG/Seneca Capital Management LLC.
                                                      Chief Investment Officer and managing general
                                                      partner (1989-present), GMG/Seneca Capital
                                                      Management, L.P.

Richard D. Little (49)          Vice President        Vice President (1998-present), Phoenix Strategic
909 Montgomery St.                                    Equity Series Fund and National Securities &
San Francisco, CA 94133                               Research Corporation.  Vice President
                                                      (1996-present), Seneca Funds.  General Partner and
                                                      Director of Equities (1989-present), GMG/Seneca
                                                      Capital Management, L.P.

Ronald K. Jacks (30)            Vice President        Vice President (1998-present), Phoenix Strategic
909 Montgomery St.                                    Equity Series Fund and National Securities &
San Francisco, CA 94133                               Research Corporation.  Secretary (1996-present) and
                                                      Trustee (1996-1997), Seneca Funds. Portfolio Manager
                                                      (1996-present), GMG/Seneca Capital Management LLC.
                                                      Portfolio Manager (1990-present), GMG/Seneca Capital
                                                      Management, L.P.


PDP 731P (1/98)